Risks and Uncertainties	12 Months Ended
Dec. 31, 2023
Risks And Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

16. riskS AND UNCERTAINTIES

Credit risk

Our assets that potentially subject to a significant concentration of credit risk primarily consist of cash and accounts receivable.

We believe that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where Neo-Concept HK is located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately US$64,090) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2023, cash balance of HKD 913,267 (approximately US$116,922) was maintained at financial institutions in Hong Kong and approximately HKD 500,000 was insured by the Hong Kong Deposit Protection Board.

As of December 31, 2023, HKD4,936,039 (approximately US$631,942) was deposited with financial institutions located in UK, which was substantially insured under the Financial Services Compensation Scheme. Accordingly, it is not exposed to significant credit risk.

We have designed credit policies with an objective to minimize their exposure to credit risk. Our accounts receivable is short term by nature and the associated risk is minimal. We conduct credit evaluations on our clients and generally do not require collateral or other security from such clients. We periodically evaluate the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

We are also exposed to risk from account receivables. These assets are subjected to credit evaluations. An allowance, where applicable, would make for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer concentration risk

For the year ended December 31, 2021, one customer accounted for 94.5% of our total revenue. For the year ended December 31, 2022, one customer accounted for 91.4% of our total revenue. For the year ended December 31, 2023, one customer accounted for 71.3% of our total revenue. No other customer accounts for more than 10% of our revenue for the years ended December 31, 2021, 2022 and 2023.

As of December 31, 2022, one customer accounted for 83.2% of the total balance of accounts receivable. As of December 31, 2023, four customers accounted for 44.7%, 21.6%, 11.0% and 10.1% of the total balance of accounts receivable. No other customer accounts for more than 10% of our accounts receivable as of December 31, 2022 and 2023.

Vendor concentration risk

For the year ended December 31, 2021, two vendors accounted for 86.5% and 13.5% of our total purchases. For the year ended December 31, 2022, two vendors accounted for 44.2% and 35.9% of our total purchases. For the year ended December 31, 2023, two vendors accounted for 69.3% and 24.6% of our total purchases. No other vendor accounts for more than 10% of our purchases for the years ended December 31, 2021, 2022 and 2023.

As of December 31, 2022, three vendors accounted for 44.8%, 41.6% and 13.6% of the total balance of accounts payable. No accounts payables as of December 31, 2023. No other vendor accounts for more than 10% of our accounts payable as of December 31, 2022 and 2023.

We focus on diversification of suppliers so as to minimize the vendor concentration risk.

Interest rate risk

Our exposure on fair value interest rate risk mainly arises from our fixed deposits with bank. We also have exposure on cash flow interest rate risk which is mainly arising from our deposits with banks and bank borrowings.

In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative financial instruments held by us, such as cash deposits and bank borrowings, at the end of the reporting period, we are not exposed to significant interest rate risk as the interest rates are not expected to change significantly.

Foreign currency risk

We are exposed to foreign currency risk primarily through sales that are denominated in a currency other than the functional currency of the operations to which they relate. The currencies giving rise to this risk are primarily US$. As HKD is currently pegged to US$, our exposure to foreign exchange fluctuations is minimal.

Market and geographic risk

The Company’s operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.